Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment, Aging [Abstract]
90+ DPD and still accruing	$ 23,219		$ 23,245
Nonaccrual loans	15,668		20,486
Purchased Credit Impaired Loans	26,727		30,968					58,797
Loans	825,799	[1]	799,574	[1]	769,631	757,267	782,770
Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	3,475		5,824
Purchased Credit Impaired Loans	2,504		3,977					18,704
Loans	380,756		361,198		345,450	322,058	336,465
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	738		1,422
Purchased Credit Impaired Loans	215		259					4,580
Loans	197,210		187,759		167,216	151,284	158,352
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	2,252		3,322
Purchased Credit Impaired Loans	1,136		1,970					5,803
Loans	107,100		106,340		105,975	99,435	97,527
Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	416		1,003
Purchased Credit Impaired Loans	433		877					6,462
Loans	16,747		16,904		19,382	25,333	36,978
Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	29		27
Purchased Credit Impaired Loans	0		0
Loans	12,034		12,424		13,117	13,094	14,210
Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	40		50
Purchased Credit Impaired Loans	720		871					1,859
Loans	47,665		37,771		39,760	32,912	29,398
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	373,615		349,973
30-89 DPD and still accruing	1,019		1,121
90+ DPD and still accruing	143		303
Nonaccrual loans	3,475		5,824
Loans, excluding Purchased Credit Impaired Loans	378,252		357,221
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	195,908		185,614
30-89 DPD and still accruing	338		417
90+ DPD and still accruing	11		47
Nonaccrual loans	738		1,422
Loans, excluding Purchased Credit Impaired Loans	196,995		187,500
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	103,139		100,317
30-89 DPD and still accruing	538		503
90+ DPD and still accruing	35		228
Nonaccrual loans	2,252		3,322
Loans, excluding Purchased Credit Impaired Loans	105,964		104,370
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	15,698		14,861
30-89 DPD and still accruing	103		136
90+ DPD and still accruing	97		27
Nonaccrual loans	416		1,003
Loans, excluding Purchased Credit Impaired Loans	16,314		16,027
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	11,972		12,344
30-89 DPD and still accruing	33		53
90+ DPD and still accruing	0		0
Nonaccrual loans	29		27
Loans, excluding Purchased Credit Impaired Loans	12,034		12,424
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	46,898		36,837
30-89 DPD and still accruing	7		12
90+ DPD and still accruing	0		1
Nonaccrual loans	40		50
Loans, excluding Purchased Credit Impaired Loans	$ 46,945		$ 36,900

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.